Employee benefits: variable compensation (Detail 5)		12 Months Ended
		Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Stock Appreciation Rights Awards [Line Items]
Number of SARs outstanding, at the beginning of the year		10,807,315	12,519,765
Number of SARs exercised during the year	[1]	(2,212,700)	(1,579,449)
Number of SARs forfeited during the year		(23,000)	(6,000)
Number of SARs expired unexercised		(58,200)	(127,001)
Number of SARs outstanding, at the end of the year		8,513,415	10,807,315
Number of SARs exercisable, at the end of the year		8,513,415	10,807,315
Weighted average exercise price of SARs outstanding, at the beginning of the year		SFr 12	SFr 12
Weighted average exercise price of SARs exercised during the year	[1]	11	11
Weighted average exercise price of SARs forfeited during the year		11	11
Weighted average exercise price of SARs expired unexercised		13	12
Weighted average exercise price of SARs outstanding, at the end of the year		12	12
Weighted average exercise price of SARs exercisable, at the end of the year		12	12
Weighted average share price of SARs exercised		16.7	15.36
Intrinsic value of SARs exercised during the year		SFr 12,000,000	SFr 6,000,000

[1]	The weighted average share price upon exercise of SARs was CHF 16.70 in 2017 (2016: CHF 15.36), resulting in an intrinsic value of CHF 12 million of SARs exercised during 2017 (2016: CHF 6 million).